Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (80.99%)
Communication Services (6.33%)
Neptune Bidco US Inc., Second Lien Term Loan(a)(b)	14.51%	3M SOFR + 9.75%, 0.75% Floor	10/11/2029	$2,000,000	$1,926,000
Neptune Bidco US Inc., First Lien Term Loan A(a)(b)	9.51%	3M SOFR + 4.75%, 0.50% Floor	10/11/2028	2,482,374	2,231,927
Neptune Bidco US Inc., First Lien Term Loan(a)(b)	9.76%	3M SOFR + 5.00%, 0.50% Floor	04/11/2029	2,626,792	2,364,586
Next Flight Ventures, First Lien Term Loan(a)(b)(c)	14.59%	3M SOFR + 10.00%	12/26/2025	1,188,112	1,157,340
Next Flight Ventures, Delayed Draw Term Loan(a)(b)(c)(d)	14.70%	3M SOFR + 10.00%	12/26/2025	248,583	241,043
Synamedia Americas Holdings, Inc., First Lien Term Loan(a)(b)	12.11%	3M SOFR + 7.75%, 1.00% Floor	12/05/2028	1,631,466	1,599,652
					9,520,548
Consumer Discretionary (1.78%)
PMP OPCO, LLC, First Lien Term Loan(a)(b)(e)	12.86%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	1,958,906	1,853,713
PMP OPCO, LLC, Delayed Draw Term Loan(a)(b)(d)(e)	–%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	(57,356)
PMP OPCO, LLC, Revolver(a)(b)(d)(e)	–%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	(11,747)
Riddell Inc., First Lien Term Loan(a)(b)(e)	10.48%	1M SOFR + 6.00%, 1.00% Floor	03/29/2029	892,045	892,045
Riddell Inc., Delayed Draw Term Loan(a)(b)(d)(e)	–%	1M SOFR + 6.00%, 1.00% Floor	03/29/2029	–	–
					2,676,655
Consumer Staples (8.77%)
Alphia, Inc., First Lien Term Loan(a)(b)	9.36%	1M SOFR + 5.00%	10/03/2030	2,977,500	2,906,784
Florida Food Products LLC, First Lien Term Loan(a)(b)	9.59%	3M SOFR + 5.00%, 0.75% Floor	10/18/2028	4,061,148	3,472,282
Global Integrated Flooring Systems Inc., First Lien Term Loan(a)(b)(c)	14.96%	3M SOFR + 8.36%, 1.00% PIK	06/30/2025	1,201,854	665,346
Global Integrated Flooring Systems Inc., Revolver(a)(b)(c)	14.72%	1M SOFR + 8.36%, 1.00% PIK	06/30/2025	12,194	6,751
Jackson Ranch LLC, First Lien Term Loan(a)(b)(c)	13.00%	13.00% PIK	09/20/2027	1,373,963	1,373,963
SPB C-2024, LLC, First Lien Term Loan(a)(b)(c)	13.00%	13.00% PIK	08/19/2027	4,720,017	4,779,018
					13,204,144
Financials (26.73%)
AIS Holdco, LLC, First Lien Term Loan(a)(b)	10.33%	3M SOFR + 6.00%, 1.25% Floor	05/21/2029	2,098,740	2,072,506
AIS Holdco, LLC, Revolver(a)(b)(d)	–%	3M SOFR + 6.00%, 1.25% Floor	05/21/2029	–	(1,250)
BetaNXT, Inc., First Lien Term Loan(a)(b)	10.08%	3M SOFR + 5.75%	07/01/2029	5,349,907	5,142,866
Cor Leonis Limited, Revolver(a)(b)(d)	11.58%	1M SOFR + 7.25%, 1.50% Floor	05/15/2028	214,523	214,523
Expert Experience Credit Motors, LLC, Revolver(a)(b)(d)	15.02%	1M SOFR + 10.50%	03/29/2026	4,672,189	4,672,189
Fortis Payment Systems, LLC, First Lien Term Loan(a)(b)	9.68%	3M SOFR + 5.25%, 1.00% Floor	02/13/2026	1,860,938	1,851,633
Fortis Payment Systems, LLC, Delayed Draw Term Loan(a)(b)(d)	9.68%	3M SOFR + 5.25%, 1.00% Floor	02/13/2026	347,539	347,183
Lion FIV Debtco Limited, Revolver(a)(b)	15.81%	3M SOFR + 11.00%	10/18/2025	1,279,847	1,262,347
Meridian Venture Partners II LP, First Lien Term Loan(a)(b)(c)	15.50%	15.50% PIK	04/15/2027	2,576,420	2,521,026
OCCAMS Advisory Inc., First Lien Term Loan(a)(b)(c)	10.00%	10.00% PIK	12/23/2027	3,500,000	2,800,000
PMA Parent Holdings LLC, First Lien Term Loan(a)(b)	9.58%	3M SOFR + 5.25%, 0.75% Floor	01/31/2031	2,802,632	2,760,592

Opportunistic Credit Interval Fund	Schedule of Investments

December 31, 2024 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
PMA Parent Holdings LLC, Revolver(a)(b)(d)	–%	3M SOFR + 5.25%, 0.75% Floor	01/31/2031	$–	$–
PocketWatch, Inc., First Lien Term Loan(a)(b)	–%	N/A	07/15/2027	1,408,623	1,408,623
Resolute Investment Managers Inc., First Lien Term Loan(a)(b)	11.37%	3M SOFR + 6.50%	04/30/2027	4,982,437	4,899,405
RHF VIII Holdings LLC, Revolver(a)(b)(d)	11.72%	1M SOFR + 7.13%, 2.50% Floor	07/02/2026	3,450,000	3,437,500
Royal Palm Equity Partners I L.P., First Lien Term Loan(a)(b)(c)(d)	11.63%	3M SOFR + 8.00%, 11.63% PIK, 2.50% Floor	10/24/2033	2,726	2,372
Royal Palm Equity Partners I L.P., Delayed Draw Term Loan(a)(b)(c)(d)	11.63%	3M SOFR + 8.00%, 11.63% PIK, 2.50% Floor	10/24/2033	13,629	11,861
Royal Palm Equity Partners I L.P., Initial, First Lien Term Loan(a)(b)(c)	11.63%	3M SOFR + 8.00%, 11.63% PIK, 2.50% Floor	10/24/2033	613,132	610,189
Royal Palm Equity Partners II L.P., First Lien Term Loan(a)(b)(c)	12.63%	3M SOFR + 8.00%, 12.63% PIK, 2.50% Floor	10/24/2028	42,162	41,904
Russell Investments US Institutional Holdco, Inc., First Lien Term Loan(a)(b)(c)	11.09%	1M SOFR + 5.00%, 1.50% PIK, 1.00% Floor	05/31/2027	4,603,204	4,417,924
TA/WEG HOLDINGS, LLC, 2024 Delayed Draw Term Loan(a)(b)(d)	9.44%	3M SOFR + 5.00%	10/04/2027	1,755,555	1,762,454
TA/WEG HOLDINGS, LLC, Revolver(a)(b)(d)	–%	3M SOFR + 5.00%	10/04/2027	–	–
					40,235,847
Health Care (8.56%)
CCMG Buyer, LLC, First Lien Term Loan(a)(b)	9.90%	1M SOFR + 5.50%, 1.00% Floor	05/08/2030	1,575,417	1,575,417
CCMG Buyer, LLC, Revolver(a)(b)(d)	–%	1M SOFR + 5.50%, 1.00% Floor	05/08/2030	–	–
Dentive LLC, First Lien Term Loan(a)(b)	11.08%	3M SOFR + 6.75%, 0.75% Floor	12/26/2028	237,015	233,697
Dentive LLC, Delayed Draw Term Loan(a)(b)(d)	11.08%	3M SOFR + 6.75%, 0.75% Floor	12/26/2028	117,741	116,093
Dentive LLC, Delayed Draw Term Loan(a)(b)(d)	11.08%	3M SOFR + 6.75%, 0.75% Floor	12/26/2028	1,626,277	1,598,032
IDC Infusion Services, Inc., First Lien Term Loan(a)(b)	10.83%	3M SOFR + 6.50%, 1.00% Floor	07/07/2028	362,297	364,109
IDC Infusion Services, Inc., Delayed Draw Term Loan(a)(b)(d)	10.83%	3M SOFR + 6.50%, 1.00% Floor	07/07/2028	116,883	117,873
IDC Infusion Services, Second Amendment, First Lien Term Loan(a)(b)	10.26%	3M SOFR + 6.00%, 1.00% Floor	07/07/2028	3,491,250	3,460,876
PhyNet Dermatology LLC, First Lien Term Loan(a)(b)	11.12%	3M SOFR + 6.50%, 1.00% Floor	10/20/2029	481,671	478,058
PhyNet Dermatology LLC, Delayed Draw Term Loan(a)(b)(d)	–%	3M SOFR + 6.50%, 1.00% Floor	10/20/2029	–	2,534
Radiology Partners, Inc, First Lien Term Loan(a)(b)(c)	9.78%	3M SOFR + 3.50%, 1.50% PIK, 1.00% Floor	01/31/2029	2,005,355	1,986,805
South Florida ENT Associates, First Lien Term Loan(a)(b)	11.62%	3M SOFR + 7.00%, 1.00% Floor	12/31/2025	390,498	388,819
South Florida ENT Associates, Delayed Draw Term Loan(a)(b)(d)	10.84%	1M SOFR + 6.25%	12/31/2025	85,300	84,227
USN Opco, LLC, First Lien Term Loan(a)(b)	10.23%	3M SOFR + 5.75%, 1.00% Floor	12/21/2026	2,481,250	2,481,250
					12,887,790
Industrials (7.34%)
Astro Acquisition, LLC, First Lien Term Loan(a)(b)	9.82%	3M SOFR + 5.50%, 1.00% Floor	12/13/2027	3,970,000	3,947,371

Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Marvel APS (Autorola Group Holding A/S), Delayed Draw Term Loan(a)(b)(c)(f)	10.00%	10.00% PIK	12/21/2027	$3,364,715	$3,777,414
Material Handling Systems, Inc., First Lien Term Loan(a)(b)	9.76%	PRIME + 8.00%, 0.50% Floor	06/08/2029	1,563,942	1,371,969
Tactical Air Support, Inc., First Lien Term Loan(a)(b)	13.28%	3M SOFR + 8.50%, 1.00% Floor	12/22/2028	1,692,857	1,678,129
Tactical Air Support, Inc., Delayed Draw Term Loan(a)(b)	13.08%	1M SOFR + 8.50%, 1.00% Floor	12/22/2028	282,143	279,688
					11,054,571
Information Technology (18.32%)
Athos Merger Sub LLC, First Lien Term Loan(a)(b)	9.78%	3M SOFR + 5.00%	07/31/2026	234,296	221,410
Athos Merger Sub LLC, Second Lien Term Loan(a)(b)	13.03%	3M SOFR + 8.25%	07/30/2027	160,771	146,527
DCert Buyer, Inc., First Amendment Term Loan Refinancing, Second Lien Term Loan(a)(b)	11.36%	1M SOFR + 7.00%	02/16/2029	3,532,961	2,982,049
DRI HOLDING INC., First Lien Term Loan(a)(b)	9.71%	1M SOFR + 5.25%, 0.50% Floor	12/15/2028	498,181	484,950
Enverus Holdings, Inc., Initial First Lien Term Loan(a)(b)	9.86%	1M SOFR + 5.50%, 0.75% Floor	12/12/2029	807,923	802,914
Enverus Holdings, Inc., Revolver(a)(b)(d)	9.86%	1M SOFR + 5.50%, 0.75% Floor	12/12/2029	2,214	1,753
HDC / HW Intermediate Holdings, LLC, First Lien Term Loan A(a)(b)(c)	8.75%	3M SOFR + 6.25%, 2.50% PIK, 5.25% Floor	06/21/2026	932,717	754,400
HDC / HW Intermediate Holdings, LLC, First Lien Term Loan B(a)(b)(c)(g)	–%	3M SOFR + 6.25%, 2.50% PIK, 5.25% Floor	06/21/2026	650,155	–
Help Systems Holdings, Inc., First Lien Term Loan(a)(b)	8.69%	3M SOFR + 4.00%, 0.75% Floor	11/19/2026	2,476,603	2,189,862
Ivanti Software, Inc., First Lien Term Loan(a)(b)	9.12%	3M SOFR + 4.25%, 0.75% Floor	12/01/2027	2,443,954	1,695,493
Kofax, Inc., First Lien Term Loan(a)(b)	9.94%	3M SOFR + 5.25%, 0.50% Floor	07/20/2029	2,562,311	2,306,080
Morae Global Corporation, First Lien Term Loan(a)(b)	12.77%	3M SOFR + 8.00%, 2.00% Floor	10/26/2026	1,297,656	1,277,283
Morae Global Corporation, Revolver(a)(b)(d)	–%	3M SOFR + 8.00%, 2.00% Floor	10/26/2026	–	(1,963)
PEAK Technology Partners, Inc., First Lien Term Loan(a)(b)	9.60%	1M SOFR + 5.25%, 1.00% Floor	07/22/2027	613,466	612,730
Riskonnect Parent LLC, First Lien Term Loan(a)(b)	9.48%	3M SOFR + 5.00%, 0.75% Floor	12/07/2028	1,215,992	1,206,386
Riskonnect Parent LLC, Delayed Draw Term Loan(a)(b)(d)	–%	3M SOFR + 5.00%, 0.75% Floor	12/07/2028	–	10,500
Tank Holding Corp., First Lien Term Loan(a)(b)	10.25%	6M SOFR + 5.75%, 0.75% Floor	03/31/2028	1,829,488	1,803,957
Tank Holding Corp., Revolver(a)(b)(d)	–%	6M SOFR + 5.75%, 0.75% Floor	03/31/2028	–	(96)
Taoglas Group Holdings Limited, First Lien Term Loan(a)(b)	11.58%	3M SOFR + 7.25%, 1.00% Floor	02/28/2029	308,508	296,353
Taoglas Group Holdings Limited, Revolver(a)(b)(d)	11.76%	3M SOFR + 7.25%, 1.00% Floor	02/28/2029	81,348	77,960
VTX Intermediate Holdings, Inc., Second Lien Term Loan(a)(b)(c)	12.50%	12.50% PIK	12/12/2030	4,948,093	4,849,131
VTX Intermediate Holdings, Inc., First Lien Term Loan(a)(b)(c)	11.65%	1M SOFR + 6.00%, 1.00% PIK, 2.00% Floor	12/12/2029	3,051,907	3,021,388
Zywave, Inc., First Lien Term Loan(a)(b)	8.98%	3M SOFR + 4.50%, 0.75% Floor	11/12/2027	2,959,014	2,838,804
					27,577,871

Opportunistic Credit Interval Fund	Schedule of Investments

December 31, 2024 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Real Estate (3.16%)
RHF VI Funding LLC, Revolver(a)(b)(d)	12.09%	3M SOFR + 7.50%	08/19/2025	$4,750,000	$4,750,000
					4,750,000

TOTAL BANK LOANS
(Cost $122,596,805)					121,907,426

BONDS & NOTES (4.63%)
Asset Backed Securities (0.20%)
Mount Logan Funding 2018-1 LP(a)(b)(e)	22.14%	N/A	01/22/2033	479,858	305,238

Notes (4.43%)
Financials (4.43%)
EJF CRT 2024-R1 LLC(a)(b)	12.18%	N/A	12/17/2055	6,662,456	6,662,456
TOTAL BONDS & NOTES
(Cost $7,071,164)					6,967,694

EQUIPMENT FINANCING (1.75%)
Financials (1.75%)
White Oak Equipment Finance 1, LLC(a)(b)(h)	10.75%	N/A	01/01/2027	2,634,135	2,634,135
TOTAL EQUIPMENT FINANCING
(Cost $2,634,135)					2,634,135

	Shares	Value
COMMON EQUITY (1.03%)
Communication Services (0.00%)
Next Flight Ventures(a)(i)	23	–
NFV Co-Pilot, Inc.(a)(i)	114	–
		–
Consumer Discretionary (0.11%)
IFRG Investor III, L.P.(a)	1,250,000	166,602
		166,602

Diversified (0.84%)
Franklin BSP Capital Corp(a)	88,106	1,267,955
		1,267,955

Financials (0.08%)
AQ Phoenix Parent, L.P.(a)(h)	53,470	117,636
		117,636

Information Technology (–%)
HDC / HW Intermediate Holdings, LLC(a)(i)	24,803	–
VTX Holdings LLC(a)	2,486,597	–
		–
TOTAL COMMON EQUITY
(Cost $2,364,225)		1,552,193

Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

		Shares	Value
JOINT VENTURE (4.43%)
Joint Venture (4.43%)
Great Lakes Funding II LLC, Series A(a)(d)(e)(j)(k)		6,678,805	6,669,568
			6,669,568

TOTAL JOINT VENTURE
(Cost $6,678,805)			6,669,568

		Shares	Value
PREFERRED STOCK (10.04%)
Communication Services (1.54%)
Highmount DP SPV, LLC, Class A, Preferred(a)(d)(h)(i)		2,321,429	2,321,429
			2,321,429

Consumer Discretionary (5.94%)
EBSC Holdings LLC, Preferred(a)(b)(c)(e)(i)	10.00% PIK	5,384,812	5,936,756
Princeton Medspa Partners, LLC, Preferred(a)(b)(c)(e)(h)(i)	12.50% PIK	3,722,786	3,005,018
			8,941,774

Health Care (2.56%)
Epilog Partners SPV III, LLC, Preferred(a)(d)(h)(i)		3,519,353	3,847,891
			3,847,891

TOTAL PREFERRED STOCK
(Cost $14,884,647)			15,111,094

WARRANTS (0.12%)
Information Technology (0.12%)
Morae Global Holdings Inc., Warrants(a)		1.00	70,468
Princeton Medspa Partners, LLC, Warrants(a)(e)(h)		0.09	102,144
			172,612
TOTAL WARRANTS
(COST $52,194)			172,612

		Number of Contracts	Value
DERIVATIVES (0.00%)
Epilog Partners SPV III, LLC, Put Option(a)(h)		3,500,000	–
Princeton Medspa Partners, LLC, Put Option(a)(e)(h)		3,500,000	–

TOTAL DERIVATIVES
(Cost $–)			–

SHORT-TERM INVESTMENT (2.21%)
US BANK MMDA - USBGFS 9, 4.20%(l)		3,330,078	3,330,078

TOTAL SHORT-TERM INVESTMENT
(Cost $3,330,078)			3,330,078

Opportunistic Credit Interval Fund	Schedule of Investments

December 31, 2024 (Unaudited)

INVESTMENTS, AT VALUE (105.20%)
(Cost $159,612,053)	$158,344,800

Other Liabilities In Excess Of Other Assets (-5.20%)	(7,822,207)

NET ASSETS (100.00%)	$150,522,593

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
PIK - Payment in-kind

Reference Rates:
PRIME - US Prime Rate as of December 31, 2024 was 7.50%
1M US SOFR - 1 Month US SOFR as of December 31, 2024 was 4.33%
3M US SOFR - 3 Month US SOFR as of December 31, 2024 was 4.31%
6M US SOFR - 6 Month US SOFR as of December 31, 2024 was 4.25%

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Payment in-kind security which may pay interest in additional par.
(d)	All or a portion of this commitment was unfunded as of December 31, 2024.
(e)	Affiliated company.
(f)	Principal balance denominated in euros.
(g)	Non-accrual
(h)	Investment is held through SOFIX Master Blocker, LLC, wholly owned subsidiary.
(i)	Non-income producing security.
(j)	Restricted security.
(k)	During the period ended December 31, 2024, the Fund invested $483,587 in Great Lakes Funding II, LLC - Series A units, received a return of capital distribution of $-, and reported change in unrealized depreciation of $164,117 on Great Lakes Funding II, LLC - Series A units. Additionally, Great Lakes Funding II LLC - Series A declared distributions of $235,112 during the period ended December 31, 2024.
(l)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2024.

Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

Additional information on investments in private investment funds:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of December 31, 2024
Great Lakes Funding II LLC, Series A	$6,669,568	N/A	N/A	$1,320,142
Total	$6,669,568			$1,320,142

Unfunded Commitments:

Security	Value	Maturity Date	Unfunded Commitments as of December 31, 2024
AIS Holdco, LLC, Revolver	$(1,250)	05/21/2029	$100,000
CCMG Buyer, LLC, Revolver	-	05/08/2030	250,000
Cor Leonis Limited, Revolver	214,523	05/15/2028	6,785,477
Dentive LLC, Delayed Draw Term Loan	1,714,125	12/26/2028	1,369,500
Enverus Holdings, Inc., Revolver	1,753	12/12/2029	74,324
Epilog Partners SPV III, LLC, Preferred	3,847,891	N/A	260,647
Expert Experience Credit Motors, LLC, Revolver	4,672,189	03/29/2026	577,811
Fortis Payment Systems, LLC, Delayed Draw Term Loan	347,183	02/13/2026	276,250
Highmount DP SPV, LLC, Class A, Preferred	2,321,429	N/A	2,678,571
IDC Infusion Services, Inc., Delayed Draw Term Loan	117,873	07/07/2028	16,234
Morae Global Corporation, Revolver	(1,963)	10/26/2026	125,000
Next Flight Ventures, Delayed Draw Term Loan	241,043	12/26/2025	69,300
PhyNet Dermatology LLC, Delayed Draw Term Loan	2,534	10/20/2029	1,013,464
PMA Parent Holdings LLC, Revolver	-	01/31/2031	197,368
PMP OPCO, LLC, Delayed Draw Term Loan	(57,356)	05/31/2029	1,312,500
PMP OPCO, LLC, Revolver	(11,747)	05/31/2029	218,750
RHF VI Funding LLC, Revolver	4,750,000	08/19/2025	250,000
RHF VIII Holdings LLC, Revolver	3,437,500	07/02/2026	1,550,000
Riddell Inc., Delayed Draw Term Loan	-	03/29/2029	90,909
Riskonnect Parent LLC, Delayed Draw Term Loan	10,500	12/07/2028	5,000,000
Royal Palm Equity Partners I L.P., Delayed Draw Term Loan	11,861	10/24/2033	354,814
Royal Palm Equity Partners I L.P., First Lien Term Loan	2,372	10/24/2033	70,963
South Florida ENT Associates, Delayed Draw Term Loan	84,227	12/31/2025	83,426
TA/WEG HOLDINGS, LLC, 2024 Delayed Draw Term Loan	1,762,454	10/04/2027	689,888
TA/WEG HOLDINGS, LLC, Revolver	-	10/04/2027	207,900
Tank Holding Corp., Revolver	(96)	03/31/2028	6,848
Taoglas Group Holdings Limited, Revolver	77,960	02/28/2029	4,648
Total	$23,545,005		$23,634,592
Total Unfunded Commitments			$24,954,734

Securities determined to be restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
08/05/2022-12/31/2024	Great Lakes Funding II LLC, Series A	6,678,805	6,669,568	4.43%
	Total	$6,678,805	$6,669,568	4.43%